United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, July 13, 2010
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:   $190,617  (X 1000)


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											Form 13-F INFORMATION TABLE


									Value		Shares/		SH/	Put/	Inv.	Other	Vtg. Auth
Name of Issuer			Title of Class		Cusip		(x$1000)	Prn Amt.	PRN	Call	Disc.	Mgrs.	Sole
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ADVANCED MICRO DEVICES INC NOTE NOTE 5.750% 8/15/12	007903AN7	383		391000		PRN		sole		391000
AT&T INC			com			00206R102	4838		200000		SH		sole		200000
ALCATEL-LUCENT SPONSORED ADR	SPONSORED ADR		013904305	7620		3000000		SH		sole		3000000
AMKOR TECHNOLOGY INC		com			031652100	8265		1500000		SH		sole		1500000
BP PLC SPONSORED ADR		SPONSORED ADR		055622104	5776		200000		SH		sole		200000
BARRICK GOLD CORP		com			067901108	6811		150000		SH		sole		150000
CELESTICA INC SUBORD VTG SHS	SUBORD VTG SHS		15101Q108	3909		485000		SH		sole		485000
CHESAPEAKE ENERGY CORP		com			165167107	4818		230000		SH		sole		230000
CHINA MOBILE (HONG KONG)	SPONSORED ADR		16941M109	4941		100000		SH		sole		100000
CLEARWIRE CORPORATION CLASS A	CLASS A			18538Q105	7280		1000000		SH		sole		1000000
DIAMOND OFFSHORE DRILLING INC	com			25271C102	6219		100000		SH		sole		100000
EXCO RESOURCES INC		com			269279402	4383		300000		SH		sole		300000
GAMESTOP CORP NEW CLASS A	CLASS A			36467W109	5637		300000		SH		sole		300000
GASTAR EXPLORATION LTD		com new			367299203	3104		860000		SH		sole		860000
GLOBAL CROSSING LTD NOTE 	NOTE 5.000% 5/15/11	37932JAA1	2092		2100000		PRN		sole		2100000
GOODYEAR TIRE & RUBBER CO	com			382550101	4970		500000		SH		sole		500000
KINROSS GOLD CORPORATION	com no par		496902404	3418		200000		SH		sole		200000
LEVEL 3 COMMUNICATIONS INC NOTE	NOTE 5.250%12/15/11	52729NBF6	1337		1400000		PRN		sole		1400000
MKT VECTORS ETF TR 		GOLD MINER ETF		57060U100	7518		144700		SH		sole		144700
MKT VECTORS ETF TR 		JR GOLD MINES		57060U589	6866		251900		SH		sole		251900
MICRON TECHNOLOGY INC		com			595112103	4245		500000		SH		sole		500000
NEUTRAL TANDEM INC COM		com			64128B108	2250		200000		SH		sole		200000
NII HLDGS INC NOTE 		NOTE 3.125% 6/15/12	62913FAJ1	1419		1500000		PRN		sole		1500000
NOKIA CORP-SPONSORED ADR 	SPONSORED ADR 		654902204	6520		800000		SH		sole		800000
OCEANEERING INTERNATIONAL INC  	com			675232102	4490		100000		SH		sole		100000
POWERSHS DB MULTI SECT  	DB BASE METALS		73936B705	4500		250000		SH		sole		250000
QUANTA SERVICES INC		com			74762E102	7227		350000		SH		sole		350000
SPRINT NEXTEL CORPORATION	com ser 1		852061100	9328		2200000		SH		sole		2200000
TAIWAN SEMICONDUCTOR MFG CO	SPONSORED ADR 		874039100	2928		300000		SH		sole		300000
TESORO PETROLEUM CORP-W/RTS	com			881609101	4328		370900		SH		sole		370900
UNISYS CORP FORMERLY BURROUGHS 	com new			909214306	3328		180000		SH		sole		180000
UTSTARCOM INC			com			918076100	5520		3000000		SH		sole		3000000
VALERO ENERGY CORP NEW		com			91913Y100	4412		245400		SH		sole		245400
WARREN RES INC COM		com			93564A100	5800		2000000		SH		sole		2000000
YAMANA GOLD INC			com			98462Y100	7725		750000		SH		sole		750000
CHIPMOS TECHNOLOGIES BERMUDA 	shs			G2110R106	10112		6787100		SH		sole		6787100
FOSTER WHEELER LTD NEW		com			H27178104	2632		125000		SH		sole		125000
FLEXTRONICS INTERNATIONAL LTD	ORD			Y2573F102	3668		655000		SH		sole		655000

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